Note 9 - Share Capital - Stock Option Transactions (Details)	3 Months Ended		6 Months Ended
	Apr. 30, 2025 $ / shares	Apr. 30, 2024 $ / shares	Apr. 30, 2025 $ / shares	Apr. 30, 2024 $ / shares
Statement Line Items [Line Items]
Outstanding, beginning of period	804,494	874,393	819,125	874,393
Outstanding, beginning of period (in CAD per share)	$ 15.9	$ 15.9	$ 15.9	$ 15.9
Granted	0	0	0	0
Granted, weighted average exercise price (in CAD per share)	$ 0	$ 0	$ 0	$ 0
Exercised	0	0	(6,775)	0
Exercised, weighted average exercise price (in CAD per share)	$ 0	$ 0	$ 15.9	$ 0
Forfeited/cancelled	(3,140)	(12,600)	(10,996)	(12,600)
Forfeired/cancelled, weighted average exercise price (in CAD per share)	$ 15.9	$ 15.9	$ 15.9	$ 15.9
Expired	0	0	0	0
Expired, weighted average exercise price (in CAD per share)	$ 0	$ 0	$ 0	$ 0
Outstanding, end of period	801,354	861,793	801,354	861,793
Outstanding, end of period (in CAD per share)	$ 15.9	$ 15.9	$ 15.9	$ 15.9